NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Aug. 31, 2019
NON-CONTROLLING INTERESTS
Summary of Changes in Non-Controlling Interests

The following table summarizes the changes in non-controlling interests from August 31, 2016 through August 31, 2019.

					Can-	Xinqiao	Chengdu	Wuhan	Hangzhou
	GCGS	HCGS	PCBS	CGBS	achieve	Group	Yinzhe	Sannew	Impression	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Balance at August 31, 2016	(329)	(4,169)	8,383	17,081	—	—	—	—	—	23,866	44,832
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	—	—	—	3,600	3,600
Income attributable to non-controlling interests	9,638	1,613	2,249	100	—	—	—	—	—	6,159	19,759
Acquisition of additional interest in subsidiaries of non-controlling interests*	(9,309)	2,556	(10,632)	(17,181)	—	—	—	—	—	(30,300)	(64,866)
Balance at August 31, 2017	—	—	—	—	—	—	—	—	—	3,325	3,325
Income attributable to non-controlling interests	—	—	—	—	2,338	1,276	—	—	—	(1,680)	1,934
Disposal of a subsidiary**	—	—	—	—	—	—	—	—	—	(1,953)	(1,953)
Acquisition of subsidiaries	—	—	—	—	113,288	38,156	—	—	—	15,274	166,718
Balance at August 31, 2018	—	—	—	—	115,626	39,432	—	—	—	14,966	170,024
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	—	—	—	500	500
Income attributable to non-controlling interests	—	—	—	—	10,176	(1,518)	5,919	(1,135)	119	(1,902)	11,659
Effect of ASC606 new revenue standard	—	—	—	—	164	—	—	—	—	(6)	158
Foreign currency translation	—	—	—	—	(25)	—	—	—	—	87	62
Acquisition of subsidiaries	—	—	—	—	—	—	62,766	74,213	30,000	12,450	179,429
Balance at August 31, 2019	—	—	—	—	125,941	37,914	68,685	73,078	30,119	26,095	361,832

Note*: During the year ended August 31, 2017, the Company acquired additional interests in certain subsidiaries of non-controlling interests with total consideration of RMB 15,712, the total amount of the non-controlling interests was RMB 64,866 as of the acquisition dates and the difference was charged to additional paid in capital accordingly.

Note**: During the year ended August 31, 2018, the Company disposed interest in a subsidiary with a total consideration of RMB 7,000, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 1,953.